Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of associates [line items]
Value of Group's interest in equity		$ 75,111		$ 36,212
Group's interest in comprehensive income		$ 8,821		$ (7,757)		$ 613
Quality [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Real estate
Common shares 1 vote		163,039,244
Share capital (nominal value)		326
Income/(loss) for the year		$ 370
Shareholders' equity		$ 4,140
% of ownership interest held	[1]	50.00%		50.00%		50.00%
Value of Group's interest in equity	[1]	$ 2,101		$ 1,869
Group's interest in comprehensive income	[1]	$ 185		$ (583)		$ 876
La Rural S.A. [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Event organization and others
Common shares 1 vote		714,498
Share capital (nominal value)		1
Income/(loss) for the year		$ 224
Shareholders' equity		$ 327
% of ownership interest held		50.00%		50.00%		50.00%
Value of Group's interest in equity		$ 203		$ 101
Group's interest in comprehensive income		$ 102		$ 144		$ (44)
Cresca S.A. [Member]
Disclosure of associates [line items]
% of ownership interest held	[2]	50.00%	[3]	50.00%		50.00%
Value of Group's interest in equity	[2]	$ 21		$ 20
Group's interest in comprehensive income	[2]	$ (16)		$ 18		$ 1
Mehadrin [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Israel
Main activity		Agriculture
Common shares 1 vote
Share capital (nominal value)
Income/(loss) for the year
Shareholders' equity
% of ownership interest held		45.41%	[3]	45.41%		45.41%	[3]
Value of Group's interest in equity				$ 4,845
Group's interest in comprehensive income				$ (111)		$ 1,276
Other associates and joint ventures [Member]
Disclosure of associates [line items]
% of ownership interest held
Value of Group's interest in equity		$ 9,318		$ 7,200
Group's interest in comprehensive income		$ (3,136)		$ (1,834)		$ 2,368
TGLT [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Real Estate
Common shares 1 vote		279,502,813
Share capital (nominal value)		925
Income/(loss) for the year		$ (311)
Shareholders' equity		$ 6,004
% of ownership interest held		30.50%
Value of Group's interest in equity		$ 2,059
Group's interest in comprehensive income		$ (116)
Gav-Yam [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Israel
Main activity		Real Estate
Common shares 1 vote		639,727
Share capital (nominal value)	[4]	1,356
Income/(loss) for the year	[4]	$ 411
Shareholders' equity	[4]	$ 3,496
% of ownership interest held
Value of Group's interest in equity		$ 27,277
Group's interest in comprehensive income		$ (786)
New Lipstick [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		United States
Main activity		Real Estate
Common shares 1 vote
Share capital (nominal value)
Income/(loss) for the year	[5]	$ 179
Shareholders' equity	[5]	$ (31)
% of ownership interest held	[6]	49.96%		49.96%		49.90%
Value of Group's interest in equity		$ 467		$ (8,658)
Group's interest in comprehensive income		$ 7,633		$ (3,199)		$ (5,292)
BHSA [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Argentina
Main activity		Financing
Common shares 1 vote		448,689,072
Share capital (nominal value)	[7]	1,500
Income/(loss) for the year	[7]	$ (1,272)
Shareholders' equity	[7]	$ 13,186
% of ownership interest held	[8]	29.91%		29.91%		29.91%
Value of Group's interest in equity	[8]	$ 4,073		$ 4,451
Group's interest in comprehensive income	[8]	$ (380)		$ (2,411)		$ 416
Condor [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		United States
Main activity		Hotel
Common shares 1 vote		2,245,100
Share capital (nominal value)	[5]	232
Income/(loss) for the year	[5]	$ (9)
Shareholders' equity	[5]	$ 86
% of ownership interest held	[9]	18.89%		18.89%		28.10%
Value of Group's interest in equity	[9]	$ 1,481		$ 1,392
Group's interest in comprehensive income	[9]	$ 120		$ 39		$ 596
PBEL [Member]
Disclosure of associates [line items]
Place of business / Country of incorporation		India
Main activity		Retail
Common shares 1 vote	[4]	1
Share capital (nominal value)	[4]	(2)
Income/(loss) for the year	[4]
Shareholders' equity	[4]	$ (2)
% of ownership interest held		45.00%		45.00%		45.40%
Value of Group's interest in equity				$ 1,979
Group's interest in comprehensive income				$ (117)		$ 416
Shufersal [member]
Disclosure of associates [line items]
Place of business / Country of incorporation		Israel
Main activity		Retail
Common shares 1 vote		123,917,650
Share capital (nominal value)	[4]	1,399
Income/(loss) for the year	[4]	$ 310
Shareholders' equity	[4]	$ 1,930
% of ownership interest held		26.02%	[10]	26.02%	[10]	33.56%	[11]
Value of Group's interest in equity	[10]	$ 28,111		$ 23,013
Group's interest in comprehensive income	[10]	5,215		297
Other Associates [Member]
Disclosure of associates [line items]
Value of Group's interest in equity		9,318		7,200
Group's interest in comprehensive income		$ (844)		$ 231		$ (990)

[1]	Quality is dedicated to the exploitation of the San Mart?n property (former property of Nobleza Piccardo S.A.I.C. and F.).
[2]	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
[3]	Mehadrin is a company dedicated to the production and export of citrus, fruits and vegetables. The Group has entered into a Joint - Venture agreement in relation to this company. The price of its shares as of June 30, 2019 is NIS 20.40 per share.
[4]	Amounts in millions of NIS.
[5]	Amounts presented in millions of US dollars under USGAAP. Condor's year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.
[6]	On March 4, 2019, Metropolitan, a subsidiary of New Lipstick, has renegotiated its debt without recourse to IRSA and has been reconfigured with a balance of US$ 11MM. Said debt must be canceled on April 30, 2021.In June 2019, an Escrow Agreement was signed for the sum of US$ 5.1 million, through which an option was acquired to purchase the controlling stake on one of the lands on which the Lipstick building is built. This option expired on August 30, so the seller has the right to collect the deposit. The company will continue negotiations, trying to obtain funding sources that allow us to execute the purchase.
[7]	Amounts as of June 30, 2020, prepared in accordance with BCRA' regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered
[8]	BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 8.45 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.
[9]	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is US$ 4.07 per share
[10]	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 2,385 as of June 30, 2019.
[11]	Share market value as of June 30, 2018 is NIS 2.24 per share.